Taxes	12 Months Ended
Dec. 31, 2024
Taxes.
Taxes

Note 12 — Taxes

(a)	Corporate Income Taxes

Cayman Island

The Company is incorporated in the Cayman Islands. The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

Note 12 — Taxes (continued)

Hong Kong

Under Hong Kong tax laws, with effect from April 1, 2018, a two-tiered profits tax rate regime applies. The profits tax rate for the first HKD2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD2 million. The Company’s Hong Kong subsidiaries, Jiadezhigao HK and WISMASS HK, are subject to Hong Kong profits tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. There were no assessable profits derived from or earned from Jiadezhigao HK and WISMASS HK for any of the periods presented.

PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Kebiao Technology was approved as an HNTE on November 2, 2022. As a result, Kebiao Technology has been entitled to a reduced income tax rate of 15% in 2023 and 2024. According to the Announcement of the State Taxation Administration on the Implementation of Income Tax Preferential Policies to Support the Development of Small Low Profit Enterprises and Individual Businesses, 25% of the annual taxable income of small low profit enterprises that does not exceed RMB1 million will be included in the taxable income, and the enterprise income tax will be paid at the rate of 20%. Jiade Zhigao and Shenzhen Kebiao are eligible for the above preferential tax policies for small and micro enterprises in 2023 and 2024.

The impact of the tax holidays noted above decreased taxes by RMB624,761, RMB1,145,885 and RMB1,015,692 (US$139,149) for the years ended December 31, 2022, 2023 and 2024, respectively. The impact of the benefit of the tax holidays on net income per share (basic and diluted) was RMB0.03, RMB0.05 and RMB0.04 for the years ended December 31, 2022, 2023 and 2024, respectively.

i)	The components of the income tax provision are as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current	854,886	1,551,288	561,041	76,862
Deferred	32,496	—	(15,330)	(2,100)
Total provision for income taxes	887,382	1,551,288	545,711	74,762

Note 12 — Taxes (continued)

ii)The following table reconciles PRC statutory rates to the Company’s effective tax rate:

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
Statutory rate in the PRC	25.0%	25.0%	25.0%
Effect of the PRC preferential tax rate	(10.0)%	(10.3)%	(11.9)%
R&D additional deduction	(0.9)%	(0.8)%	(1.5)%
Reversal due to tax period difference	0.0%	0.0%	(14.3)%
Changes in valuation allowance	0.0%	0.0%	1.1%
Non-deductible expenses*	0.1%	0.1%	10.5%
Effective tax rate	14.2%	14.0%	8.9%
*	Non-deductible expenses mainly represent expenditures not deductible for PRC tax purposes.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2022, 2023 and 2024.

(b)Taxes payable

Taxes payable consist of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Income tax payable	2,374,432	1,613,840	221,096
Value-added tax payable	554,939	359,420	49,240
Total taxes payable	2,929,371	1,973,260	270,336